United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—52.3%
		Air Transportation—0.2%
$100,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	$106,476
		Banking—12.2%
200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2168	195,050
100,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 8.500%, 4/20/2167	106,526
230,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 5.375%, 1/15/2021	236,325
ARS 1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, 144A, 40.812% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	44,505
$15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	15,673
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	189,662
150,000		BBVA Colombia SA, Sub., 144A, 4.875%, 4/21/2025	151,877
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.250%, 8/20/2024	200,316
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	204,237
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 7/20/2167	206,275
300,000		Export-Import Bank of India, Sr. Unsecd. Note, 144A, 3.875%, 2/1/2028	288,031
200,000		Finansbank AS, Sr. Unsecd. Note, 144A, 6.875%, 9/7/2024	199,324
400,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	388,153
200,000		Industrial and Commercial Bank of China Ltd., REGS, 4.875%, 9/21/2025	208,995
200,000		Itau Unibanco Holding SA, Sub., REGS, 6.200%, 12/21/2021	211,400
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	199,909
200,000		National Bank of Oman, Jr. Sub. Deb., 7.875%, 5/18/2067	203,012
200,000		NBK Tier 1 Financing Ltd., Jr. Sub. Note, 5.750%, 10/9/2167	204,440
200,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	191,092
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, REGS, 4.000%, 8/15/2026	193,190
200,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, REGS, 4.750%, 2/11/2021	183,237
200,000		Turkiye Is Bankasi (Isbank) A.S., Sr. Unsecd. Note, REGS, 6.125%, 4/25/2024	183,567
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	187,801
200,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	203,598
200,000		VTB Bank OJSC, Sub. Note, REGS, 9.500%, 12/6/2067	199,577
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	197,455
200,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, REGS, 6.100%, 3/16/2023	191,555
		TOTAL	5,184,782
		Beverage & Tobacco—0.2%
70,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	71,225
		Broadcast Radio & TV—0.5%
200,000		Globo Communicacoes Part, Sr. Unsecd. Note, REGS, 4.875%, 4/11/2022	203,852
		Building Materials—0.5%
200,000		Cemex, Sab De Cv, REGS, 6.125%, 5/5/2025	205,250
		Cable & Wireless Television—0.4%
180,000		Vtr Finance Bv, REGS, 6.875%, 1/15/2024	185,625
		Chemicals & Plastics—2.4%
200,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 4.500%, 11/20/2022	203,000
200,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2028	197,250
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	196,591

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Chemicals & Plastics—continued
$200,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	$207,803
200,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	207,470
	TOTAL	1,012,114
	Finance—0.9%
200,000	MAF Global Securities, Jr. Sub. Note, 5.500%, 9/7/2167	193,651
200,000	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 12/2/2167	196,581
	TOTAL	390,232
	Financial Intermediaries—0.5%
200,000	ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	201,600
	Food Products—2.7%
100,000	BFF International Ltd., Sr. Unsecd. Note, REGS, 7.250%, 1/28/2020	101,751
200,000	Gruma Sab De Cv, Sr. Unsecd. Note, REGS, 4.875%, 12/1/2024	205,502
200,000	Grupo Bimbo S.A.B. de CV, Sub., 144A, 5.950%, 7/17/2167	201,000
250,000	JBS Investments GmbH, Sr. Unsecd. Note, 144A, 7.250%, 4/3/2024	259,190
200,000	Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	197,690
200,000	MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	197,255
	TOTAL	1,162,388
	Forest Products—0.5%
200,000	Suzano Austria GmbH, Sr. Unsecd. Note, 144A, 7.000%, 3/16/2047	219,800
	Metals & Mining—2.5%
100,000	CSN Islands XII Corp., Sr. Unsecd. Note, REGS, 7.000%, 12/23/2067	87,688
200,000	Evraz Group SA, Sr. Unsecd. Note, 8.250%, 1/28/2021	213,760
200,000	Evraz Group SA, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	201,598
200,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 5.893%, 4/29/2024	212,500
200,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	198,303
20,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	20,700
125,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 8/10/2026	133,281
	TOTAL	1,067,830
	Oil & Gas—11.4%
150,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	151,808
200,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, 144A, 5.250%, 11/6/2029	211,764
400,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, REGS, 4.750%, 4/19/2027	405,261
200,000	Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	217,369
200,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	223,163
200,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	200,300
64,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	67,520
100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.250%, 3/17/2024	106,225
32,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	35,272
300,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	305,100
1,000,000	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	235,000
100,000	Petroleos Mexicanos, Company Guarantee, 6.000%, 3/5/2020	101,853
250,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	249,125
75,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	72,780
630,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	563,850
217,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	180,956
120,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	113,772
29,167	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	27,188

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$200,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., REGS, 4.600%, 1/17/2168	$195,485
200,000	Rosneft Oil Co., 144A, 4.199%, 3/6/2022	196,807
200,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 3.250%, 4/28/2025	194,249
200,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 5.375%, 11/20/2048	213,247
400,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	397,700
50,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	44,688
100,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 3/23/2021	103,000
	TOTAL	4,813,482
	Paper Products—0.5%
200,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	196,750
	Pharmaceuticals—0.7%
100,000	Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	103,875
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	181,130
	TOTAL	285,005
	Real Estate—4.8%
200,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	187,040
200,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	190,187
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	301,962
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	204,068
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.500%, 5/28/2019	201,022
300,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	282,648
300,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 7/17/2067	273,767
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	196,566
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	200,886
	TOTAL	2,038,146
	Retailers—1.1%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	203,814
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	282,528
	TOTAL	486,342
	State/Provincial—0.2%
EUR 73,500	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 4.000%, 5/1/2020	82,056
	Telecommunications & Celluar—5.3%
MXN 13,400,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	685,372
$200,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 5.375%, 9/27/2022	202,500
200,000	Comcel Trust, REGS, 6.875%, 2/6/2024	207,625
200,000	GTH Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	213,389
300,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	314,856
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 9.500%, 10/27/2021	207,863
200,000	Liquid Telecommunications Financing Plc, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	209,549
200,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 5.800%, 4/11/2028	184,724
	TOTAL	2,225,878
	Transportation—0.5%
200,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	205,125
	Utilities—4.3%
200,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, 144A, 4.875%, 4/23/2030	208,980
200,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	199,575
200,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 5/7/2020	200,500

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	$199,097
200,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	202,144
200,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	193,600
200,000		NTPC Ltd., Sr. Unsecd. Note, Series EMTN, 4.500%, 3/19/2028	197,328
200,000		Perusahaan Listrik Negara PT, Sr. Unsecd. Note, 144A, 5.450%, 5/21/2028	209,113
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	195,712
		TOTAL	1,806,049
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,135,098)	22,150,007
		FOREIGN GOVERNMENTS/AGENCIES—46.1%
		Services—0.5%
200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	198,715
		Sovereign—45.6%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	208,228
550,000		Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	429,000
75,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	62,213
250,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	187,252
230,000		Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	183,772
200,000		Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	202,300
100,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 2.500%, 12/31/2038	58,351
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	213,000
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	210,778
BRL 8,750,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,475,525
$9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,831,134
200,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	196,302
200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	215,000
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	263,362
$200,000		Costa Rica, Government of, 144A, 5.625%, 4/30/2043	169,700
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	207,300
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 7/19/2028	155,250
200,000		Ecuador, Government of, 144A, 7.950%, 6/20/2024	197,740
200,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 10.750%, 1/31/2029	218,340
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	199,740
EGP 5,300,000	[2]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 19.929%, 6/18/2019	288,233
$3,900,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 273D, 19.702%, 3/26/2019	220,655
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	204,900
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	207,500
200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	194,760
200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	205,000
200,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	192,784
200,000		Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	203,756
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	239,856
200,000		Honduras, Government of, REGS, 8.750%, 12/16/2020	214,724
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.100%, 4/24/2028	198,954
200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.750%, 2/11/2029	208,974
200,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	203,020
133,035		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	125,907

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	$195,840
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	195,016
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.250%, 2/28/2028	202,106
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.850%, 3/23/2027	170,321
600,000		Mexico, Government of, 3.750%, 1/11/2028	574,200
200,000		Mexico, Government of, 4.000%, 10/2/2023	202,038
MXN 16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	849,933
$200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	188,744
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	192,540
200,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	199,702
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	218,403
$200,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 5.103%, 4/23/2048	215,750
200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	198,285
200,000		Russia, Government of, Sr. Unsecd. Note, REGS, 4.750%, 5/27/2026	203,000
RUB 45,000,000		Russia, Government of, Unsecd. Note, Series 6215, 7.000%, 8/16/2023	657,981
$32,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	477,100
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 5.000%, 4/17/2049	203,088
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	182,120
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	151,788
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	189,880
TRY 5,000,000		Turkey, Government of, Unsecd. Note, 8.500%, 7/10/2019	899,340
$325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	209,463
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	104,299
$200,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	200,302
1,500,000		Venezuela, Government of, 8.250%, 10/13/2024	442,500
		TOTAL	19,317,049
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,219,420)	19,515,764
		U.S. TREASURY—0.3%
150,000	[4]	United States Treasury Note, 1.000%, 11/15/2019 (IDENTIFIED COST $147,387)	148,373
		PURCHASED PUT OPTION—0.0%
		Foreign Currency—0.0%
700,000		EUR PUT/PLN CALL, Bank of America, Notional Amount $700,000, Exercise Price $4.25, Expiration Date 4/16/2019 (IDENTIFIED COST $2,935 )	895
		INVESTMENT COMPANY—0.8%
319,286		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.550%[5] (IDENTIFIED COST $319,382)	319,382
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $45,824,222)	42,134,421
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	229,624
		TOTAL NET ASSETS—100%	$42,364,045
At February 28, 2019, the Fund had no outstanding futures contracts. The average notional value of short futures contracts held by the Fund throughout the period was $610,078. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2019, the Fund had the following outstanding written call options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
[3]Bank of America	EUR CALL/PLN PUT	$700,000	4/16/2019	$4.35	$(2,825)
(PREMIUM RECEIVED $4,291)
The average market value of purchased put options and written call options held by the Fund throughout the period was $1,079 and $1,321 respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2019[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Government of Russia	Buy	1.000%	12/20/2023	1.29%	$200,000	$2,539	$5,529	$(2,990)
Citigroup Global Markets, Inc.	Republic of Brazil	Buy	1.000%	12/20/2023	1.56%	$200,000	$4,831	$7,514	$(2,683)
Goldman Sachs	Republic of Colombia	Buy	1.000%	12/20/2023	1.07%	$100,000	$313	$1,070	$(757)
Bank of America	Republic of Indonesia	Buy	1.000%	12/20/2023	1.06%	$200,000	$527	$703	$(176)
Bank of America	Republic of Philippines	Buy	1.000%	12/20/2023	0.62%	$200,000	$(3,442)	$(3,354)	$(88)
TOTAL CREDIT DEFAULT SWAPS							$4,768	$11,462	$(6,694)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
HSBC	MXIBTIIE	Pay	6.190%	7/20/2026	MXN 23,000,000	$(134,019)	$(134,019)

Centrally Cleared Swaps:
LCH	3M JIBAR	Pay	8.255%	4/3/2027	ZAR 10,000,000	$17,104	$17,104
LCH	6M WIBOR	Pay	2.470%	1/25/2023	PLN 3,800,000	$18,574	$18,574
						$35,678	$35,678
TOTAL INTEREST RATE SWAPS						$(98,341)	$(98,341)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $2,725,000 and $149,870, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/5/2019	Bank of America	160,900 CAD	$122,251	$33
3/5/2019	Bank of America	1,555,200 NOK	$182,920	$(1,124)
3/18/2019	Citibank	12,800,000 CZK	$563,485	$4,850
3/20/2019	BNP Paribas	6,000,000 ZAR	$415,972	$8,715
3/20/2019	BNP Paribas	6,000,000 ZAR	$412,209	$12,478
3/20/2019	Credit Agricole	180,000,000 HUF	$632,420	$17,024

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/8/2019	BNP Paribas	26,500,000 MXN	$1,344,446	$21,313
4/8/2019	Credit Agricole	6,000,000 PLN	$1,600,130	$(12,470)
5/6/2019	Credit Agricole	750,000 EUR	$852,326	$5,761
6/19/2019	BNP Paribas	560,000,000 COP	$178,715	$2,156
7/30/2019	Barclays	100,000 AUD	$72,765	$(1,664)
7/30/2019	Barclays	120,000 NZD	$83,345	$(1,386)
7/30/2019	BNP Paribas	1,600,000 MXN	$81,499	$(438)
7/30/2019	Credit Agricole	100,000 CAD	$76,422	$(163)
7/30/2019	Morgan Stanley	700,000 NOK	$83,695	$(1,382)
Contracts Sold:
3/5/2019	Bank of America	160,900 CAD	$121,459	$(825)
3/5/2019	Bank of America	1,555,200 NOK	$182,262	$467
3/18/2019	JPMorgan	12,800,000 CZK	$571,857	$3,521
4/8/2019	BNP Paribas	2,190,160 MXN	$113,811	$934
4/8/2019	JPMorgan	9,909,840 MXN	$515,464	$4,730
4/11/2019	JPMorgan	$360,000	1,463,673 RON	$(9,822)
5/6/2019	BNP Paribas	750,000 EUR	$848,533	$(9,555)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$43,153
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $94,860 and $92,822, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts and value of Written Call Options and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	1,381,201
Purchases/Additions	8,573,095
Sales/Reductions	(9,635,010)
Balance of Shares Held 2/28/2019	319,286
Value	$319,382
Change in Unrealized Appreciation/Depreciation	$39
Net Realized Gain/(Loss)	$645
Dividend Income	$4,598
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding swap contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$22,150,007	$—	$22,150,007
Foreign Governments/Agencies	—	19,515,764	—	19,515,764
U.S. Treasury	—	148,373	—	148,373
Purchased Put Option	—	895	—	895
Investment Company	319,382	—	—	319,382
TOTAL SECURITIES	$319,382	$41,815,039	$—	$42,134,421
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$81,982	$—	$81,982
Written Call Options	—	—	—	—
Swap Contracts	—	43,888	—	43,888
Liabilities
Foreign Exchange Contracts	—	(38,829)	—	(38,829)
Written Call Options	—	(2,825)	—	(2,825)
Swap Contracts	—	(137,461)	—	(137,461)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(53,245)	$—	$(53,245)

The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CAD	—Canadian Dollar
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
HUF	—Hungarian Forint
JIBAR	—Johannesburg Interbank Agreed Rate
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank Equilibrium Interest 28 Day Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
10

Federated International Leaders Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—89.7%
		China—1.5%
110,600	[1]	Alibaba Group Holding Ltd., ADR	$20,243,118
		France—12.6%
997,210		Accor SA	42,092,995
381,937		BNP Paribas SA	19,616,310
421,376		Edenred	18,736,945
40,055		Kering	21,933,743
72,700		LVMH Moet Hennessy Louis Vuitton SA	25,034,440
1,306,207		Orange SA	19,983,740
85,601		Pernod Ricard SA	14,758,405
670,000		STMicroelectronics N.V.	10,940,374
		TOTAL	173,096,952
		Germany—14.1%
146,100		Allianz SE	32,504,488
305,921		Daimler AG	18,328,058
905,500		Deutsche Post AG	28,137,900
231,617		HeidelbergCement AG	17,033,528
340,000		Infineon Technologies AG	7,466,795
390,297		Rheinmetall AG	41,758,469
452,944		SAP SE	48,498,824
		TOTAL	193,728,062
		Hong Kong—1.6%
2,884,040		Dah Sing Financial Holdings Ltd.	15,863,689
404,061		Sun Hung Kai Properties Ltd.	6,682,006
		TOTAL	22,545,695
		Ireland—2.7%
2,349,050		AIB Group PLC	11,047,183
822,005		CRH PLC	26,077,679
		TOTAL	37,124,862
		Italy—5.8%
174,450		DiaSorin	17,098,451
1,687,258		Eni SpA	29,075,114
7,181,579		Intesa Sanpaolo SpA	17,705,452
4,938,600		Prada SPA	15,834,876
		TOTAL	79,713,893
		Japan—10.7%
307,000		Chugai Pharmaceutical Co. Ltd.	20,877,672
502,300		Daiwa House Industry Co. Ltd.	15,568,098
336,000		Honda Motor Co., Ltd.	9,483,719
678,400		Komatsu Ltd.	16,705,875
91,100		Nidec Corp.	11,081,368
402,900		Omron Corp.	17,410,471
57,500		SMC Corp.	20,047,008
513,500		Sony Corp.	24,677,994
182,500		Terumo Corp.	11,186,697
		TOTAL	147,038,902
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—8.1%
837,936		ABN AMRO Group NV, GDR	$20,311,400
94,800		ASML Holding N.V.	17,348,758
727,256		Koninklijke Philips NV	28,923,117
1,426,468		Royal Dutch Shell PLC	44,538,362
		TOTAL	111,121,637
		Singapore—2.2%
1,629,139		DBS Group Holdings Ltd.	29,902,840
		South Africa—1.9%
120,200	[1]	MultiChoice Group Ltd.	895,930
120,200		Naspers Ltd., Class N	25,898,640
		TOTAL	26,794,570
		South Korea—1.9%
653,000		Samsung Electronics Co. Ltd.	26,064,602
		Spain—1.3%
3,613,654		Banco Santander, S.A.	17,600,456
		Sweden—0.9%
600,140		Assa Abloy AB, Class B	12,398,235
		Switzerland—8.7%
2,261,071	[1]	Credit Suisse Group AG	27,924,137
332,435	[1]	Julius Baer Gruppe AG	14,493,702
135,150	[1]	Lonza Group AG	37,558,011
432,455		Nestle S.A.	39,138,965
		TOTAL	119,114,815
		Taiwan—1.2%
406,000		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	15,854,300
		United Kingdom—13.3%
1,093,813		Anglo American PLC	29,118,337
527,617		AstraZeneca PLC	42,952,486
946,444		Diageo PLC	36,565,198
53,900		Linde PLC	9,364,289
1,664,474		Prudential PLC	35,083,094
558,450		Unilever N.V., GDR	30,206,416
		TOTAL	183,289,820
		United States—1.2%
370,100		Schlumberger Ltd.	16,306,606
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,171,999,660)	1,231,939,365
		INVESTMENT COMPANY—9.6%
132,122,344		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.550%[2] (IDENTIFIED COST $132,161,980)	132,161,980
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $1,304,161,640)	1,364,101,345
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	9,913,197
		TOTAL NET ASSETS—100%	$1,374,014,542
2

At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[1]The Tokyo Price Index, Long Futures	757	$109,069,394	March 2019	$1,335,765
The average notional value of long futures contracts held by the Fund throughout the period was $117,623,265. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2018	8,668,486	160,424,010	169,092,496
Purchases/Additions	57,631,514	239,188,895	296,820,409
Sales/Reductions	(66,300,000)	(267,490,561)	(333,790,561)
Balance of Shares Held 2/28/2019	—	132,122,344	132,122,344
Value	$—	$132,161,980	$132,161,980
Change in Unrealized Appreciation/Depreciation	NA	$38,080	$38,080
Net Realized Gain/(Loss)	NA	$936	$936
Dividend Income	$35,316	$822,641	$857,957
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$52,404,024	$1,179,535,341	$—	$1,231,939,365
Investment Company	132,161,980	—	—	132,161,980
TOTAL SECURITIES	$184,566,004	$1,179,535,341	$—	$1,364,101,345
Other Financial Instruments:[1]
Assets	$1,335,765	$—	$—	$1,335,765
Liabilities	$—	$—	$—	$—
OTHER FINANCIAL INSTRUMENTS	$1,335,765	$—	$—	$1,335,765
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
5

Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.2%
		Australia—2.7%
200,000		Bapcor Ltd.	$856,137
217,667		Link Administration Holdings Ltd.	1,173,571
604,184		Viva Energy REIT Ltd.	1,037,136
		TOTAL	3,066,844
		Austria—0.7%
22,573	[1]	Erste Group Bank AG	853,325
		Belgium—0.8%
9,000	[1]	Galapagos NV	881,865
		Brazil—2.1%
110,286		Localiza Rent A Car SA	1,014,438
20,000	[1]	PagSeguro Digital Ltd.	562,600
90,000		Totvs SA	873,368
		TOTAL	2,450,406
		Canada—7.3%
84,000		CAE, Inc.	1,771,344
1,300		Constellation Software, Inc.	1,110,110
37,000		Dollarama, Inc.	1,001,512
33,000		Gildan Activewear, Inc.	1,180,121
10,000	[1]	Kinaxis, Inc.	628,671
91,000		Pason Systems, Inc.	1,401,011
53,700		The North West Company Fund	1,311,537
		TOTAL	8,404,306
		China—2.3%
13,000	[1]	Sina Corp.	875,810
33,800	[1]	Sohu.com, Inc., ADR	678,028
380,000		TravelSky Technology Ltd.	1,101,947
		TOTAL	2,655,785
		Denmark—1.3%
15,250		Chr.Hansen Holding	1,553,503
		France—8.6%
32,552		Accor SA	1,374,045
11,240		Capgemini SE	1,348,793
15,000		Ingenico Group	1,009,347
8,437		Ipsen SA	1,166,612
26,000		LISI Link Solutions for Industry	798,405
140,000	[1]	Solutions 30 SE	1,743,798
57,000		STMicroelectronics N.V.	930,748
8,580		Teleperformance	1,531,618
		TOTAL	9,903,366
		Germany—6.9%
44,412	[1]	Delivery Hero SE	1,720,931
8,500		Deutsche Boerse AG	1,074,180
23,000		Deutsche Wohnen AG	1,072,716
63,858		Deutz AG	462,229
10,664		HeidelbergCement AG	784,250
20,000		JOST Werke AG	661,755
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
73,837		Kloeckner & Co. AG	$546,737
15,000		Rheinmetall AG	1,604,873
		TOTAL	7,927,671
		Hong Kong—3.4%
222,000		Dah Sing Financial Holdings Ltd.	1,221,113
44,000		Melco Resorts & Entertainment, ADR	1,013,760
262,500		Techtronic Industries Co.	1,755,874
		TOTAL	3,990,747
		Ireland—2.9%
165,000		Bank of Ireland Group PLC	1,072,192
14,200		Kerry Group PLC	1,463,454
28,922		Smurfit Kappa Group PLC	820,104
		TOTAL	3,355,750
		Israel—0.9%
8,454	[1]	NICE Ltd., ADR	994,951
		Italy—2.9%
18,996		DiaSorin	1,861,864
150,000		Mediobanca Spa	1,504,258
		TOTAL	3,366,122
		Japan—18.9%
20,400		Aisin Seiki Co.	796,726
25,500		Alps Alpine Co. Ltd.	502,939
23,800		Chugai Pharmaceutical Co. Ltd.	1,618,530
20,400		Daifuku Co.	1,002,247
4,600		Disco Corp.	637,187
61,000		Doutor Nichires Holdings Co. Ltd.	1,184,020
22,200		Horiba Ltd.	1,123,512
1,720		Japan Hotel REIT Investment Corp.	1,326,491
42,200		Kanamoto Co. Ltd.	1,114,384
15,600		Kusuri No Aoki Holdings Co. Ltd.	1,081,501
37,500		Kyowa Hakko Kirin Co., Ltd.	716,157
27,200		Matsumotokiyoshi Holdings Co. Ltd.	931,762
11,300		Nidec Corp.	1,374,527
80,000		Nippon Zeon Co.	817,085
8,000		Nitori Holdings Co., Ltd.	997,927
26,000		Pan Pacific International Holdings Corp.	1,550,738
54,800		Persol Holdings Co. Ltd.	941,007
35,800		Square Enix Holdings Co. Ltd.	1,056,039
102,000		Taiyo Nippon Sanso Corp.	1,445,007
34,800		THK Co. Ltd.	860,310
23,000		United Arrows Ltd.	759,237
		TOTAL	21,837,333
		Luxembourg—1.2%
3,200		Eurofins Scientific SE	1,350,970
		Netherlands—2.8%
8,500	[1]	Argenx SE, ADR	1,132,965
36,238		NN Group NV	1,577,452
10,000	[1]	UniQure N.V.	539,900
		TOTAL	3,250,317
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—1.0%
28,600		Schibsted A/S	$1,142,672
		Poland—0.8%
34,000	[1]	Dino Polska Spolka	961,442
		Singapore—1.6%
87,000	[1]	Sea Ltd., ADR	1,870,500
		Spain—1.9%
35,000		Cellnex Telecom SAU	903,841
50,000		Cia de Distribucion Integral Logista Holdings SA	1,258,956
		TOTAL	2,162,797
		Sweden—1.2%
19,000		Evolution Gaming Group AB	1,417,695
		Switzerland—3.9%
20,882	[1]	Julius Baer Gruppe AG	910,426
6,779	[1]	Lonza Group AG	1,883,875
7,400		Tecan AG	1,678,254
		TOTAL	4,472,555
		Taiwan—0.5%
77,440		Gourmet Master Co. Ltd.	581,085
		Thailand—0.6%
300,000		Central Pattana PCL, GDR	719,921
		United Kingdom—14.0%
50,000		Anglo American PLC	1,331,047
35,000		Ashtead Group PLC	929,088
28,000	[1]	ASOS Plc	1,186,593
350,000		B&M European Value Retail SA	1,640,184
157,100		Clipper Logistics PLC	548,378
18,282		Croda International PLC	1,168,283
26,000		Dechra Pharmaceutical PLC	852,209
29,605	[1]	Dialog Semiconductor PLC	903,364
30,000	[1]	Farfetch Ltd.	735,000
30,074		London Stock Exchange Group PLC	1,797,081
65,000		Manchester United PLC, Class A	1,309,100
123,450		PageGroup PLC	738,143
105,000		Rightmove PLC	671,066
106,636		St. James's Place Capital PLC	1,377,344
148,282		Wood Group (John) PLC	1,024,006
		TOTAL	16,210,886
		United States—3.0%
16,000		Burford Capital Ltd.	375,283
15,000	[1]	Livanova PLC	1,398,000
35,000	[1]	Talend SA, ADR	1,676,500
		TOTAL	3,449,783
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,777,277)	108,832,597
3

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—5.4%
6,198,868	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.550% [2] (IDENTIFIED COST $6,199,507)	$6,200,727
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $94,976,784)	115,033,324
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	455,466
	TOTAL NET ASSETS—100%	$115,488,790
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holding during the period ended February 28, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2018	10,393,141
Purchases/Additions	7,619,516
Sales/Reductions	(11,813,789)
Balance of Shares Held 2/28/2019	6,198,868
Value	$6,200,727
Change in Unrealized Appreciation/Depreciation	$1,020
Net Realized Gain/(Loss)	$341
Dividend Income	$36,006
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including
4

key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$23,079,226	$85,753,371	$—	$108,832,597
Investment Company	6,200,727	—	—	6,200,727
TOTAL SECURITIES	$29,279,953	$85,753,371	$—	$115,033,324
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
5

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019